New Standards and Interpretations	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
New Standards and Interpretations
4.	NEW STANDARDS AND INTERPRETATIONS

4.1	Recently applied accounting pronouncements

(a) New and amended standard applied effective in 2019

The Company has initially applied IFRS 16 from January 1, 2019. The nature and effect of the changes as a result of application of the new accounting standard is described below.

IFRS 16 Leases

IFRS 16 supersedes IAS 17, Leases and related interpretation, and it sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting still uses the dual classification approach to classify each lease as an operating lease or a finance lease.

The Company applied IFRS 16 initially on January 1, 2019 using the modified retrospective method. In accordance with the IFRS 16 transition guidance, the cumulative effect of adopting the new standard is recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

Upon the application of IFRS 16 on January 1, 2019, the Company applied the following practical expedients permitted by the standard:

►	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics
►	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases
►	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and
►	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

(a) New and amended standard applied effective in 2019 (continued)

The significant effects of adopting the IFRS 16 as of January 1, 2019 are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2018	Effect of application of new standards	As of January 1, 2019	Remarks
	US$’000	US$’000	US$’000
Assets
Prepayments	1,140	(59)	1,081	B
Lease assets*	66	(66)	—	A
Right-of-use assets	—	3,801	3,801	A, B, C
Prepaid land lease payments	978	(978)	—	B
Total affected assets	2,184	2,698	4,882
Liabilities
Financial lease liabilities - current	44	362	406	C
Financial lease liabilities - non-current	46	2,336	2,382	C
Total affected liabilities	90	2,698	2,788
* included in the line "Property, plant and equipment" in the balance sheet

A. Lease assets of $66 previously recognized under finance leases were reclassified from property, plant and equipment to right-of-use assets.

B. Prepaid land lease payments of $59 and $978 previously classified as prepayment under current assets and prepaid land lease payments under non-current assets were reclassified to right-of-use assets.

C.  The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases under IAS 17, except for short-term leases and leases of low-value asset. The Company recognized right-of-use assets based on the amount equal to the lease liabilities. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at January 1, 2019.

Additionally, operating cash flows increased and financing cash flows decreased by $354 for the year ended December 31, 2019 as repayments on the principal portion of non-finance lease liabilities were classified as cash flows from financing activities for the year ended December 31, 2019, where previously it was classified as operating cash flows.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

(a)	New and amended standard applied effective in 2019 (continued)

Reconciliation of IAS 17 non-cancelled operating lease commitment to IFRS 16 lease liability:

2019
US$’000
Operating lease commitments disclosed as at December 31, 2018	3,263
Add: finance lease liabilities recognized as at December 31, 2018	90
Discounted using the incremental borrowing rate at January 1, 2019	(380)
Recognition exemption for:
Short-term leases	(169)
Leases of low-value assets	(16)
Lease liabilities recognized as at January 1, 2019	2,788

         As of January 1, 2019, the weighted average discount rate was 3.48%.

4.2	New accounting pronouncements not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below.  The Company intends to adopt these standards, if applicable, when they become effective.

Sales or contribution of assets between an investor and its associate or joint venture-Amendments to IFRS 10 and IAS 28

In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.

The Company does not expect the amendments to have an impact on its consolidated financial statements.

Classification of liabilities as current or non-current: Amendments to IAS 1

On January 23, 2020, the IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period.

They:

►

clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting date and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;

►

clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

4.NEW STANDARDS AND INTERPRETATIONS (continued)

4.2New accounting pronouncements not effective (continued)

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Earlier application is permitted.

The amendment could affect the classification of liabilities, particularly for previously considered management’s intention to determine classification and for some liabilities that can be converted into equity. The Company is based on the contractual arrangement in place at the reporting date for the classification, thus, the Company does not expect the amendment to have an impact on its consolidated financial statements.

Reference to the conceptual framework: Amendments to IFRS 3

On May 14, 2020, the IASB issued amendments to IFRS 3, Business Combinations – Reference to the Conceptual Framework. The amendments are intended to update IFRS 3 refers to the Conceptual Framework issued in March 2018 instead of the 1989 Framework, and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provision, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier.

The Company does not expect the amendments to have an impact on its consolidated financial statements.

Property, plant and equipment: proceeds before intended use – Amendments to IAS 16

On May 14, 2020, the IASB issued Property, Plant and Equipment: Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted. An entity applies the amendments retrospectively only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The Company does not expect the amendments to have an impact on its consolidated financial statements.

.

Onerous contracts – Amendments to IAS 37

On May 14, 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach”. The costs that related directly to a contract to provide goods or services include both incremental costs and allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.

4.NEW STANDARDS AND INTERPRETATIONS (continued)

4.2New accounting pronouncements not effective (continued)

The Company will apply these amendments to contacts for which the Company has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

Interest rate benchmark reform Phase 2 – Amendments to IFRS 9, IAS 37, IFRS 7, IFRS 4 and IFRS 16

On August 27, 2020, the IASB issued Interest rate benchmark reform Phase 2 – Amendments to IFRS 9, IAS 37, IFRS 7, IFRS 4 and IFRS 16. The Phase 2 amendments address issues that arise from implementation of the reforms, including the replacement of one benchmark with an alternative one. A practical expedient is provided such that the change to contractual cash flows for financial assets and liabilities (including lease liabilities) is accounted for prospectively by revising the effective interest rate. In addition, hedge accounting will not be discontinued solely because of the IBOR reform. The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively. Early application is permitted. Restatement of prior periods is not required, however, an entity may restate prior periods if, and only if, it is possible without the use of hindsight.

The Company does not expect the amendments to have a material impact on its consolidated financial statements.